Intangible Assets - Intangible Assets (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		₩ 1,609,427		₩ 1,966,684
Changes in intangible assets other than goodwill [abstract]
Beginning		1,966,684
Ending		1,609,427	$ 1,114,137	1,966,684
Insurance expenses and other operating expenses and others in the statements of comprehensive income		27,325		37,906
Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		4,629,002		4,689,419
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,686,277)		(2,630,665)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(412,172)		(181,096)
Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		78,874		89,026
Goodwill
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		633,665		874,048
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		922,959		922,959
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Goodwill | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(368,168)		(137,937)
Changes in intangible assets other than goodwill [abstract]
Beginning		(137,937)		(76,785)
Impairment		(223,871)		(60,273)
Others		(6,360)		(879)
Ending		(368,168)		(137,937)
Goodwill | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		78,874		89,026
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		975,762		1,092,636
Changes in intangible assets other than goodwill [abstract]
Beginning		1,092,636		1,083,884
Acquisition&Transfer		267,984		423,294
Disposal		(11,372)		(10,108)
Amortization	[1]	(366,752)		(398,967)
Others		(6,734)		(5,467)
Ending		975,762		1,092,636
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		3,706,043		3,766,460
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,686,277)		(2,630,665)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(44,004)		(43,159)
Changes in intangible assets other than goodwill [abstract]
Beginning		(43,159)		(31,645)
Reversal		500		1,020
Impairment		(1,905)		(15,468)
Disposal and others		560		2,934
Ending		(44,004)		(43,159)
Other intangible assets | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		577		661
Changes in intangible assets other than goodwill [abstract]
Beginning		661		1,086
Acquisition&Transfer		187		164
Disposal		0		(431)
Amortization	[1]	(198)		(158)
Others		(73)		0
Ending		577		661
Industrial property rights | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,694		2,632
Industrial property rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,117)		(1,971)
Industrial property rights | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Software
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		626,219		694,906
Changes in intangible assets other than goodwill [abstract]
Beginning		694,906		566,354
Acquisition&Transfer		202,743		419,582
Disposal		(6)		(3,144)
Amortization	[1]	(268,258)		(292,596)
Others		(3,166)		4,710
Ending		626,219		694,906
Software | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,582,445		2,718,892
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,955,811)		(2,022,510)
Software | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(415)		(1,476)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		348,966		396,481
Changes in intangible assets other than goodwill [abstract]
Beginning	[2]	396,481		514,849
Acquisition&Transfer	[2]	65,054		3,548
Disposal	[2]	(11,366)		(6,533)
Amortization	[1],[2]	(97,708)		(105,206)
Others	[2]	(3,495)		(10,177)
Ending	[2]	348,966		396,481
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,085,777		1,009,809
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(693,222)		(571,645)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(43,589)		(41,683)
Right-of-use assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		588
Changes in intangible assets other than goodwill [abstract]
Beginning		588		1,595
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[1]	(588)		(1,007)
Others		0		0
Ending		0		588
Right-of-use assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		35,127		35,127
Right-of-use assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(35,127)		(34,539)
Right-of-use assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		₩ 0		₩ 0

[1]	Includes ￦ 37,906 million and ￦ 27,325 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2024 and 2025, respectively.
[2]	Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.